CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating costs and expenses:
Research and development, net (Note 9)	$ 1,770	$ 1,689	$ 26,189	[1]
General and administrative	1,748	2,205	18,751	[1]
Total operating costs and expenses	3,518	3,894	44,940	[1]
Financial expense (income), net	(93)	151	2,454	[1]
Other income	0	(132)	(132)	[1]
Operating loss	3,425	3,913	47,262	[1]
Taxes on income (Note 10)	5	5	82	[1]
Loss from continuing operations	3,430	3,918	47,344	[1]
Net loss from discontinued operations	0	0	164	[1],[2]
Net loss	$ 3,430	$ 3,918	$ 47,508	[1],[2]
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.02	$ 0.03	$ 0	[1]
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	137,596,391	120,117,724	0	[1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.